REVENUES - Balance of Accounts Receivables-Trade Net, Contract Assets, and Contract Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
REVENUES [Abstract]
Accounts receivable	$ 507,052	$ 634,934
Contract assets	13,775	11,795
Allowance for credit losses	(3,902)	(2,549)
Total accounts receivable—trade, net	$ 516,925	$ 644,180